Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign [Table Text Block]	The sources of income from continuing operations before income taxes are:

(dollars in millions)	2016	2015	2014
United States	$2,534	$2,782	$4,165
Foreign	4,599	3,685	4,547
	$7,133	$6,467	$8,712

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 consisted of the following components:

(dollars in millions)	2016	2015	2014
Current:
United States:
Federal	$30	$328	$319
State	(21)	(37)	38
Foreign	1,290	1,158	1,484
	1,299	1,449	1,841
Future:
United States:
Federal	318	712	421
State	134	109	(23)
Foreign	(54)	(159)	5
	398	662	403
Income tax expense	$1,697	$2,111	$2,244
Attributable to items credited (charged) to equity	$(299)	$(114)	$1,535

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Differences between effective income tax rates and the statutory U.S. federal income tax rate are as follows:

	2016	2015	2014
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(8.1)%	(2.0)%	(3.3)%
Tax audit settlements	(2.9)%	—	(4.3)%
Other	(0.2)%	(0.4)%	(1.6)%
Effective income tax rate	23.8%	32.6%	25.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2016 and 2015 are as follows:

(dollars in millions)	2016	2015
Future income tax benefits:
Insurance and employee benefits	$2,382	$2,650
Other asset basis differences	1,098	1,199
Other liability basis differences	1,403	1,543
Tax loss carryforwards	494	528
Tax credit carryforwards	873	872
Valuation allowances	(545)	(591)
	$5,705	$6,201
Future income taxes payable:
Other asset basis differences	$5,376	$5,324
Other items, net	364	531
	$5,740	$5,855

Summary Of Tax Credit Carryforwards [Table Text Block]
At December 31, 2016, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2017-2021	$12	$317
2022-2026	13	187
2027-2036	219	363
Indefinite	629	1,780
Total	$873	$2,647

Summary Of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014 is as follows:

(dollars in millions)	2016	2015	2014
Balance at January 1	$1,169	$1,089	$1,223
Additions for tax positions related to the current year	69	206	164
Additions for tax positions of prior years	167	99	435
Reductions for tax positions of prior years	(61)	(101)	(47)
Settlements	(258)	(124)	(686)
Balance at December 31	$1,086	$1,169	$1,089
Gross interest expense related to unrecognized tax benefits	$41	$39	$180
Total accrued interest balance at December 31	$185	$176	$292